Chartered-in Vessels (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Sale Leaseback Transactions [Table Text Block]

a) Obligations related to Finance Leases

	June 30, 2019 $	December 31, 2018 $
LNG Carriers	1,399,796	1,274,569
Suezmax Tanker	—	23,987
Total obligations related to finance leases	1,399,796	1,298,556
Less current portion	(65,525)	(81,219)
Long-term obligations related to finance leases	1,334,271	1,217,337

Finance Lease, Liability, Maturity [Table Text Block]
As at June 30, 2019 and December 31, 2018, the remaining commitments related to the financial liabilities of these nine LNG carriers (December 31, 2018 – eight LNG carriers) including the amounts to be paid for the related purchase obligations, approximated $1.9 billion (December 31, 2018 – $1.7 billion), including imputed interest of $495.6 million (December 31, 2018 – $435.3 million), repayable for the remainder of 2019 through 2034, as indicated below:

	Commitments
Year	June 30, 2019	December 31, 2018
Remainder of 2019	$67,962	$119,517
2020	$134,915	$118,685
2021	$133,542	$117,772
2022	$132,312	$116,978
2023	$131,237	$116,338
Thereafter	$1,295,440	$1,120,670

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
A maturity analysis of the Partnership’s operating lease liabilities from its time-charter-in contract as at June 30, 2019 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
Year	$	$	$
Payments:
Remainder of 2019	7,395	4,565	11,960
2020	14,710	9,080	23,790
2021	14,670	9,055	23,725
2022	6,832	4,218	11,050
Total payments	43,607	26,918	70,525
Less imputed interest	(2,941)
Carrying value of operating lease liabilities	40,666
Less current portion	(13,098)
Carrying value of long-term operating lease liabilities	27,568

As at December 31, 2018, minimum commitments incurred by the Partnership relating to its time-charter-in contract were approximately $23.7 million (2019) and $17.0 million (2020).